Summary of Significant Accounting Policies - Schedule of Property and Equipment Useful Lives (Details)	12 Months Ended
Dec. 31, 2022
Computer equipment
Property, Plant and Equipment [Line Items]
Useful lives	3 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Useful lives	5 years
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful lives	5 years
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful lives	10 years